Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	June 30, 2024	December 31, 2023	June 30, 2023

Year-end spot rate	US$1=RMB 7.2672	US$1=RMB 7.0999	US$1=RMB 7.2513
Year-end spot rate	US$1=INR 83.33	US$1=INR 83.19	US$1=INR 82.06
Average rate	US$1=RMB 7.2150	US$1=RMB 7.0809	US$1=RMB 6.9283
Average rate	US$1=INR 83.20	US$1=INR 82.57	US$1=INR 82.20